Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Director Fees	$ 2,850,199		$ 2,380,345
Plan Participants Total	2,850,199		2,380,345
Plan Participants Compensation	2,194,401		1,832,655
Plan Participants Compensation	2,194,401		1,832,655
Plan Participants Director Fees	2,850,199		2,380,345
Plan Participants Total	2,194,401		1,832,655
Plan Participants Compensation	2,194,401		1,832,655
Plan Participants Director Fees	2,850,199		2,380,345
Plan Participants Total	5,044,600		4,213,000
Director [Member]
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Director Fees	2,850,199	[1]	2,380,345
Plan Participants Total	2,850,199	[1]	2,380,345
Plan Participants Compensation		[1]
Plan Participants Compensation		[1]
Plan Participants Director Fees	2,850,199	[1]	2,380,345
Plan Participants Total		[1]
Plan Participants Compensation		[1]
Plan Participants Director Fees	2,850,199	[1]	2,380,345
Chief Operating Officer [Member]
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Compensation	681,021		568,755
Plan Participants Compensation	681,021		568,755
Plan Participants Total	681,021		568,755
Plan Participants Compensation	681,021		568,755
Chief Executive Officer [Member]
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Compensation	933,251
Plan Participants Compensation	933,251
Plan Participants Total	933,251
Plan Participants Compensation	933,251
Other Employees [Member]
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Director Fees		[2]
Plan Participants Total		[2]
Plan Participants Compensation	580,129	[2]	484,495	[3]
Plan Participants Compensation	580,129	[2]	484,495	[3]
Plan Participants Director Fees		[2]
Plan Participants Total	580,129	[2]	484,495	[3]
Plan Participants Compensation	580,129	[2]	484,495	[3]
Plan Participants Director Fees		[2]
Former Chief Executive Officer [Member]
Note 10 - Incentive Compensation Plan (Details) - Summary of Allocation to Plan Participants [Line Items]
Plan Participants Compensation			779,405
Plan Participants Compensation			779,405
Plan Participants Total			779,405
Plan Participants Compensation			$ 779,405

[1]	$378,345 of the $2,850,199 relate to a former Director who resigned in September 2013.
[2]	Approximately $378,345 of the $580,129 relate to 2012 employees who are no longer employees following the restructuring in early 2013.
[3]	Approximately $315,975 of the $484,495 relate to 2012 employees which are no longer employees following the restructuring in early 2013.